INVESTMENT SECURITIES INVESTMENTS - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Gain (Loss) on Securities [Line Items]
Proceeds from Sale of Debt Securities, Available-for-sale			$ 117,800	$ 519,100	$ 290,700
Available-for-sale Securities, Gross Realized Gains			900	2,100	500
Available-for-sale Securities, Gross Realized Losses			800	2,100	600
Available For Sale Securities Net Realized Gain Loss Tax Provision			19	(7)	37
Securities transferred from HTM to AFS	$ 268,700	$ 372,100	0	268,703	$ 372,128
Realized gain (loss) on debt securities transferred from HTM to AFS	$ 200
Pledged Financial Instruments, Not Separately Reported, Securities			$ 1,500,000	$ 1,100,000
NumberOfSecuritiesInSecurityPortfolio			1,351	1,273
NumberOfSecuritiesInUnrealizedLossPosition			94	140
Debt Securities, Held-to-maturity, Allowance for Credit Loss			$ 0
Other-than-temporary Impairment Loss, Debt Securities, Portion Recognized in Earnings				$ 0